Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liabilities [Line Items]
Contract liabilities	$ 592	$ 564	$ 809
Media Advertising and Marketing Services [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities	373	378	658
Hotel operation, hospitality and VIP services [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities	$ 219	$ 186	$ 151